Investments in Associates and Joint Ventures - Summary of Changes in Accumulated Equity Share in Net Earnings of Associates and Joint Ventures (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	₱ (52,123)	₱ (53,863)
Equity share in net losses of associates and joint ventures:	(1,101)	(2,328)	₱ (1,535)
Balances at end of the year	(53,364)	(52,123)	(53,863)
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	(9,955)
Balances at end of the year	(10,508)	(9,955)
VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	(3,224)
Equity share in net losses of associates and joint ventures:	(2,237)	(2,392)	(2,268)
Balances at end of the year	(6,398)	(3,224)
Accumulated equity share in net earnings of associates and joint ventures [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	(5,384)	(3,110)
Share in the other comprehensive income (losses) of associates and joint ventures accounted for using the equity method	23	(37)
Equity share in net losses of associates and joint ventures:	(1,101)	(2,328)
Dividends		(316)
Translation and other adjustments	595	407
Balances at end of the year	(5,867)	(5,384)	₱ (3,110)
Accumulated equity share in net earnings of associates and joint ventures [Member] | VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net losses of associates and joint ventures:	971	87
Accumulated equity share in net earnings of associates and joint ventures [Member] | Multisys [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net losses of associates and joint ventures:	55	(73)
Accumulated equity share in net earnings of associates and joint ventures [Member] | Telecommunications Connectivity, Inc., or TCI [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net losses of associates and joint ventures:	(1)
Accumulated equity share in net earnings of associates and joint ventures [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net losses of associates and joint ventures:	70	166
Accumulated equity share in net earnings of associates and joint ventures [Member] | Digitel Crossing, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net losses of associates and joint ventures:	33	(116)
Accumulated equity share in net earnings of associates and joint ventures [Member] | Appcard, Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net losses of associates and joint ventures:	8
Accumulated equity share in net earnings of associates and joint ventures [Member] | VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity share in net losses of associates and joint ventures:	₱ (2,237)	₱ (2,392)